Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value of Financial Instruments [Abstract]
Assets and Liabilities Measured on Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2020, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$18,153	----
Agency mortgage-backed securities, residential	----	94,169	----
Interest rate swap derivatives	----	928	----

Liabilities:
Interest rate swap derivatives	----	(928)	----

	Fair Value Measurements at December 31, 2019, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$16,736	----
Agency mortgage-backed securities, residential	----	88,582	----
Interest rate swap derivatives	----	465	----

Liabilities:
Interest rate swap derivatives	----	(465)	----

Assets and Liabilities Measured on Nonrecurring Basis
There were no assets or liabilities measured at fair value on a nonrecurring basis at December 31, 2020. Assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2019 are summarized below:

	Fair Value Measurements at December 31, 2019, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Nonowner-occupied	$	----	$	----	$1,644
Commercial and Industrial		----		----	4,559

Quantitative Information about Level 3 Inputs
The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2019:

December 31, 2019	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range	(Weighted Average)
Impaired loans:
Commercial real estate:
Owner-occupied	$1,644	Sales approach	Adjustment to comparables	0% to 20%	9.7%
Commercial and Industrial	4,559	Sales approach	Adjustment to comparables	0% to 61%	10.3%

Carrying Amounts and Estimated Fair Values of Financial Instruments
The carrying amounts and estimated fair values of financial instruments at December 31, 2020 and December 31, 2019 are as follows:

		Fair Value Measurements at December 31, 2020 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$138,303	$138,303	$	----	$	----	$138,303
Certificates of deposit in financial institutions	2,500	----		2,500		----	2,500
Securities available for sale	112,322	----		112,322		----	112,322
Securities held to maturity	10,020	----		4,989		5,355	10,344
Loans, net	841,504	----		----		837,387	837,387
Interest rate swap derivatives	928	----		928		----	928
Accrued interest receivable	3,319	----		283		3,036	3,319

Financial Liabilities:
Deposits	993,739	314,777		680,904		----	995,681
Other borrowed funds	27,863	----		29,807		----	29,807
Subordinated debentures	8,500	----		5,556		----	5,556
Interest rate swap derivatives	928	----		928		----	928
Accrued interest payable	1,100	1		1,099		----	1,100

		Fair Value Measurements at December 31, 2019 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$52,356	$52,356	$	----	$	----	$52,356
Certificates of deposit in financial institutions	2,360	----		2,360		----	2,360
Securities available for sale	105,318	----		105,318		----	105,318
Securities held to maturity	12,033	----		6,446		5,958	12,404
Loans, net	766,502	----		----		771,285	771,285
Interest rate swap derivatives	465	----		465		----	465
Accrued interest receivable	2,564	----		315		2,249	2,564

Financial Liabilities:
Deposits	821,471	222,607		599,937		----	822,544
Other borrowed funds	33,991	----		34,345		----	34,345
Subordinated debentures	8,500	----		6,275		----	6,275
Interest rate swap derivatives	465	----		465		----	465
Accrued interest payable	1,589	3		1,586		----	1,589